Material accounting policy information (Policies)	12 Months Ended
Dec. 31, 2024
Material accounting policy information
Basis of consolidation

3.1Basis of consolidation

(a)Business combinations

The Group accounts for business combinations under the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group (Note 26). In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

3.Material accounting policy information (continued)

3.1Basis of consolidation (continued)

(a)Business combinations (continued)

The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is recorded as a liability and remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in consolidated profit or loss.

Common control transactions, such as the Merger of MAC and Metals Acquisition Corp (refer Note 1) in which the combining entities were ultimately controlled by the same parties, both before and after the Merger was completed, are accounted for using book value accounting based on the carrying values recognized in the financial statements of the combining entities. For such transactions, the consolidated financial statements reflect that the arrangement is in substance a continuation of the existing group.

(b)Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in these consolidated financial statements from the date on which control commences until the date on which control ceases.

(c)Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated.

Foreign currency transactions

3.2Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of Group companies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in consolidated profit or loss and presented within finance income or finance costs.

Revenue recognition

3.3Revenue recognition

Revenue is derived principally from the sale of goods and recognized when the performance obligations have been satisfied upon transfer of control of the goods from the Company to the customer. Revenue is measured based on consideration specified in the contract with a customer and excludes amounts collected on behalf of third parties.

3.Material accounting policy information (continued)

3.3Revenue recognition (continued)

Revenue related to the sale of goods is recognized when the product is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer’s premises and the customer has gained control through their ability to direct the use of and obtain substantially all the benefits from the asset. The sales price is determined on a provisional basis at the date of delivery as the final selling price is subject to movements in market prices up to the date of final pricing, normally ranging from 30 to 90 days after initial booking (provisionally priced sales). As the pricing only varies based on future market prices after the performance obligation has been satisfied, this is not considered to be variable consideration. The Company’s right to the consideration is unconditional as only the passage of time is required before payment is due and, therefore, the Company accounts for the receivable under IFRS 9 Financial Instruments (“IFRS 9”). Revenue on provisionally priced sales is recognized based on the estimated fair value of the total consideration receivable. The revenue adjustment mechanism embedded within provisionally priced sales arrangements has the character of a commodity derivative.

Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value are recognized as an adjustment to revenue. In all cases, fair value is estimated by reference to forward market prices.

The principal risks associated with recognition of sales on a provisional basis include commodity price fluctuations between the date the sale is recorded and the date of final settlement. If a significant decline in commodity prices occurs, it is reasonably possible the Company could be required to pay the difference between the provisional price and final selling price.

Revenues from the sale of silver, a by-product in the production of copper concentrate, are included within revenue from the sale of concentrate, which includes copper and silver.

The Company is responsible for providing certain shipping and insurance services to the customer, which is generally before the date at which the Company has transferred control of the goods. These services are not distinct within the context of the contract, and they are not separately identifiable from other promises within the contract. Accordingly, shipping and insurance services are not considered separate performance obligations and are treated as costs to fulfill the promise to transfer the related products. Any customer payments of shipping and handling costs are recorded within revenue. While the Company’s customer has an option to take deliveries of the goods on Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) basis, the customer generally opts for Free on Board (“FOB”) based delivery where the Company is responsible for loading the purchased goods onto the ship, and all costs associated up to that point.

Under the Group's sales offtake agreement, optionality exists to allow the parties to the transaction to complete advance payment sales. In such cases, the product may be sold at mine site (rather than at port) with title and control transferring earlier in the process than otherwise. For such transactions, the Group applies 'bill and hold' guidance under IFRS 15. In applying this guidance, the key judgment in determining when to recognize revenue is assessing whether the bill and hold arrangement has substance. In assessing the substance of the bill and hold arrangement, the Group considers the fact pattern specific to the sales in question, delays that occurred beyond both parties' control, the structure of the contract with the counterparty, and the reason for the execution of the sale.

Finance income and finance costs

3.4Finance income and finance costs

The Group’s finance income and finance costs include:

●	interest income;
●	interest expense;
●	the foreign currency gains and losses;
●	unwinding of discount on rehabilitation provision;

3.Material accounting policy information (continued)

3.4Finance income and finance costs (continued)

●	amortization of discount on convertible promissory notes;
●	the net gain or loss on financial instruments at fair value through profit and loss (“FVTPL”);
●	the fair value gain or loss on derivative financial instruments; and
●	the fair value loss on contingent consideration classified as a financial liability.

Interest income or expense is recognized under the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

●	the gross carrying amount of the financial asset; or
●	the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Income tax

3.5Income tax

Income tax expense comprises current and deferred tax. It is recognized in consolidated profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income (“OCI”). Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12 Income Taxes (“IAS 12”).

The Group has determined that the global minimum top-up tax — which it is required to pay under Pillar Two legislation — is an income tax in the scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.

(a)Current tax

Current tax is calculated by reference to the amount of income taxes payable or recoverable in respect of the taxable profit or tax loss for the period. It is calculated using tax rates and tax laws that have been enacted or substantively enacted by reporting date.

Current tax assets and liabilities are offset only if certain criteria are met.

The Group assesses its liabilities and contingencies for all tax years open to audit based upon the latest information available. Inherent uncertainties exist in estimates of tax contingencies due to complexities of interpretation and changes in tax laws. For those matters where it is probable that an adjustment will be made, the Group records its best estimate of these tax liabilities, including related interest charges, taking into account the range of possible outcomes.

3.Material accounting policy information (continued)

3.5Income tax (continued)

(b)Deferred tax

Deferred tax is accounted for using the balance sheet liability method. Temporary differences are differences between the tax base of an asset or liability and its carrying amount in the balance sheet. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. Deferred tax assets and liabilities are not recognized for:

●	temporary differences on the initial recognition of assets and liabilities in a transaction that:
●	is not a business combination; and
●	at the time of the transaction (i) affects neither taxable income nor accounting profit and (ii) does not give rise to equal taxable and deductible temporary differences;
●	temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and
●	taxable temporary differences arising on the initial recognition of goodwill.

In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that sufficient future taxable profits will be available against which deductible temporary differences or unused tax losses and tax offsets can be utilized. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period(s) when the asset and liability giving rise to them are realized or settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by reporting date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Group has both the right and the intention to settle its current tax assets and liabilities on a net or simultaneous basis.

Cash and cash equivalents

3.6Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institution, other short-term, highly liquid investments with remaining maturities at purchase of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Inventories

3.7Inventories

Copper-silver in concentrate and ore stockpiles are physically measured and valued at the lower of cost or net realizable value. Cost is determined using the first-in-first- out (“FIFO”) or the weighted average method and comprises material costs, labor costs, allocated production related overhead costs and includes treatment and refining cost. The cost of production is allocated to joint products using a ratio of weighted average volume by product at each month end. Separately identifiable costs of conversion of each metal concentrate are specifically allocated. Net realizable value is the estimated selling price, less estimated costs of completion and costs of selling final product. Supplies and consumables are measured using the FIFO method and work in progress inventories using the weighted average method. Financing and storage costs related to inventory are expensed as incurred.

Property, plant and equipment
3.8	Property, plant and equipment

(a)Recognition and measurement

Property, plant and equipment are initially recognized at cost, being the fair value of the consideration given to acquire or construct the asset, including directly attributable costs required to bring the asset to the location or to a condition necessary for operation and the direct cost of dismantling and removing the asset, less accumulated depreciation and any accumulated impairment losses.

(b)Subsequent expenditure

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

(c)Depreciation

Property, plant and equipment are depreciated to their estimated residual value over the estimated useful life of the specific asset concerned, or the estimated remaining life of mine (“LOM”), field or lease.

Depreciation commences when the asset is available for use. The major categories of property, plant and equipment are depreciated/amortized on a Units-of-Production (“UOP”) and/or straight-line basis. Depreciation of property, plant and equipment using UOP method over the LOM is based on estimated tons including commercially recoverable reserves (proven and probable reserves) and a portion of mineral resources (measured, indicated and inferred resources).

Mineral resources are included in depreciation calculations where they are expected to be classified as mineral reserves based on high degree of confidence that they will be extracted in an economic manner.

The Company records amortization on underground mine development costs on a UOP basis based on the estimated tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan of the identified component of the ore body. The UOP method defines the denominator as the total tonnage of proven and probable mineral reserves and the mineral resources included in the current life of mine plan. Mineral resources are included in the basis of UOP method when they do not yet have the status of reserves merely because the necessary detailed evaluation work has not yet been performed and the responsible technical personnel agree that inclusion of a proportion of measured, indicated and inferred resources is appropriate based on historic reserve conversion rates. Depreciation, depletion and amortization using the UOP method is allocated to inventory cost and then included as a component of cost of goods sold.

3.Material accounting policy information (continued)

3.8Property, plant and equipment (continued)

(c)Depreciation (continued)

The estimated useful lives for the current period is as follows:

Buildings	10 – 45 years / Straight - line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years / UOP
ROU asset	2 – 30 years
Mine development	UOP

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(d)Mine development

Mine development costs include costs of acquired mineral rights and costs incurred resulting from mine pre-production activities undertaken to gain access to proven and probable mineral reserves, including shafts, adits, drifts, ramps, permanent excavations, and infrastructure. Mineral rights comprise mineral resources and ore reserves, which are acquired as part of a business combination and are recognized at fair value at the date of acquisition.

Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting and storing the minerals. The development stage of a mine commences when the technical feasibility and commercial viability of extracting the mineral resource has been determined. Costs that are directly attributable to mine development are capitalized as property, plant and mine development to the extent that they are necessary to bring the property to commercial production. Abnormal costs are expensed as incurred. Indirect costs are included only if they can be directly attributed to the area of interest. General and administrative costs are capitalized as part of the development expenditures when the costs are directly attributed to a specific mining development project.

Upon completion of development and commencement of production, capitalized development costs are transferred, as required, to the appropriate plant and equipment asset category.

(e)Assets under construction

Assets under construction are included in plant and equipment and since the assets are not yet available for use, are not depreciated.

3.9Exploration and evaluation

Exploration and evaluation expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, diamond drilling and other work involved in searching for ore. Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.

Exploration and evaluation expenditures are capitalized to the extent that it can be demonstrated that the project will generate future economic benefits. When it is determined that a project cannot generate future economic benefit the costs are expensed.

The exploration and evaluation phase ends when the technical feasibility and commercial viability of extracting the mineral is demonstrable.

Leases

3.10Leases

The Group recognizes a ROU asset and corresponding lease liability in the consolidated statement of financial position for all lease arrangements in which it is the lessee, except for short-term leases with a term of twelve months or less and leases of low value assets. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

The lease liability is initially measured at the present value of the future lease payments from the commencement date of the lease. The lease payments are discounted using the asset and Group specific incremental borrowing rates. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest rate method) and by reducing the carrying amount to reflect the lease payments made. The Group remeasures the lease liability, with a corresponding adjustment to the related ROU assets, whenever:

●	The lease term changes or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
●	The lease payments change due to the changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate; and
●	A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.

The ROU assets are initially recognized in the consolidated statement of financial position at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received and any initial direct costs incurred, and expected costs for obligations to dismantle and remove ROU assets when they are no longer used. ROU assets are recognized within property, plant and equipment in the consolidated statement of financial position. ROU assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the ROU asset or the end of the lease term.

Sale and leaseback transactions

If the Group transfers an asset to another entity (the “buyer-lessor”) and leases that asset back from the buyer-lessor, the transfer contract and the lease is accounted for by applying the requirements of IFRS 16 Leases (“IFRS 16”). The Group first applies the requirements for determining when a performance obligation is satisfied in IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) to determine whether the transfer of an asset is accounted for as a sale of that asset.

3.Material accounting policy information (continued)

3.10Leases (continued)

For transfer of an asset that satisfies the requirements of IFRS 15 to be accounted for as a sale of the asset, the Group measures the ROU asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the Group. Accordingly, the Group recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.

If the transfer of an asset does not satisfy the requirements of IFRS 15 to be accounted for as a sale of the asset, the Group continues to recognize the transferred asset and recognizes a financial liability equal to the transfer proceeds. The financial liability is accounted for applying IFRS 9.

Financial instruments

3.11Financial instruments

(a)Recognition and measurement

Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(b)Classification and subsequent measurement

Financial assets

On initial recognition, a financial asset is classified as subsequently measured at: amortized cost; fair value through other comprehensive income (“FVOCI”) — debt investment; FVOCI — equity investment; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

i.Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

●	the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
●	how the performance of the portfolio is evaluated and reported to the Group’s management;
●	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

3.Material accounting policy information (continued)

3.11Financial instruments (continued)

(b)	Classification and subsequent measurement (continued)
●	how managers of the business are compensated — e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
●	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

ii.Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, “principal” is defined as the fair value of the financial asset on initial recognition. “Interest” is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

●	contingent events that would change the amount or timing of cash flows;
●	terms that may adjust the contractual coupon rate, including variable-rate features;
●	prepayment and extension features; and
●	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

These assets are subsequently measured at amortized cost using the effective interest rate method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in consolidated profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

3.Material accounting policy information (continued)

3.11Financial instruments (continued)

(b)	Classification and subsequent measurement (continued)

Financial liabilities

Financial liabilities of the Group include trade and other payables, loans and borrowings, lease liabilities and other financial liabilities. The Group recognizes the financial liabilities at amortized cost using the effective interest rate method as they are not classified as held-for-trading, not a derivative or not designated as such on initial recognition. Interest expense and foreign exchange gains and losses are recognized in consolidated profit or loss.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

(c)Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

(d)Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(e)Derivative financial instruments

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value and changes therein are recognized in consolidated profit or loss for fair value and non-hedging derivatives and recognized in consolidated other comprehensive income for derivatives designated as cash flow hedges.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at FVTPL. Embedded derivatives are measured at fair value with changes in fair value recognized in consolidated profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the FVTPL category.

More information about the Group’s accounting policies and risk management activities related to derivative financial instruments and hedge accounting is provided in Notes 22 and 23.

Impairment

3.12Impairment

(a)Non-derivative financial instruments

A loss allowance for expected credit losses (“ECL”) is determined for all financial assets, other than those at FVTPL and equity instruments at FVOCI, at the end of each reporting period. The ECL recognized represents a probability-weighted estimate of credit losses over the expected life of the financial instrument.

The Group applies the simplified approach to measure the loss allowance for trade receivables classified at amortized cost, using the lifetime ECL provision. The ECL on these financial assets is estimated using a provision matrix by reference to past default experience and an equivalent credit rating, adjusted as appropriate for current observable data and forward-looking information.

For all other financial assets at amortized cost, the Group recognizes lifetime ECLs when there has been a significant increase in credit risk since initial recognition, which is determined by:

●	A review of overdue amounts;
●	Comparing the risk of default at the reporting date and at the date of initial recognition; and
●	An assessment of relevant historical and forward-looking quantitative and qualitative information.

For those balances that are beyond 30 days overdue it is presumed to be an indicator of a significant increase in credit risk.

If the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-months ECL, which comprises the expected lifetime loss from the instrument were a default to occur within 12 months of the reporting date.

The Group considers an event of default has materialized and the financial asset is credit impaired when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay the Group without taking into account any collateral held by the Group or if the financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. The Group writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

(b)	Non-financial assets

The Group conducts, at least half yearly, an internal review of asset values which is used as a source of information to assess for any indications of impairment. Formal impairment tests are carried out when events or changes in circumstances indicate the carrying value may not be recoverable.

A formal impairment test involves determining whether the carrying amounts are in excess of their recoverable amounts. An asset’s recoverable amount is determined as the higher of its fair value less costs of disposal and its value in use. Such reviews are undertaken on an asset-by-asset basis, except where assets do not generate cash flows independent of other assets, in which case the review is undertaken at the Cash Generating Unit (“CGU”) level.

If the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recorded in the consolidated profit or loss to reflect the asset at the lower amount.

3.Material accounting policy information (continued)

3.12Impairment (continued)

(b)	Non-financial assets (continued)

For those assets which were impaired in prior periods, if indicators of impairment reversal exist an assessment is performed and if their recoverable amount exceeds their carrying amount, an impairment reversal is recorded in the consolidated profit or loss to reflect the asset at the higher amount to the extent the increased carrying amount does not exceed the carrying value of the asset that would have been determined had no impairment previously been recognized.

Employee benefits

3.13Employee benefits

(a)	Short term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Liabilities recognized in respect of short-term employee benefits, are measured at their face value without the effect of discounting using the remuneration rate expected to apply at the time of settlement.

(b)	Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided.

(c)	Long term employee benefits

The Group’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. Liabilities recognized in respect of long-term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Group in respect of services provided by employees up to reporting date. Remeasurements are recognized in consolidated profit or loss in the period in which they arise.

(d)	Share-based payment arrangements

The fair value of the amount payable to employees in respect of cash-settled share-based payment arrangements is recognized as an expense with a corresponding increase in liabilities, recognized over the service period. The liability is remeasured at each reporting date based on the fair value of the cash-settled share-based payment arrangements. Any changes in the liability are recognized in profit or loss.

Provisions

3.14Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources embodying economic benefits that can be reliably estimated will be required to settle the liability.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flow estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as finance cost in consolidated profit and loss.

3.14Provisions (continued)

Restoration, rehabilitation and decommissioning

The Group’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. These environmental regulations are continually changing, and the Group has made, and intends to make in the future, expenditures to comply with such laws and regulations. The timing of these expenditures is dependent upon a number of factors including the life of the mine, the operating license conditions, and the laws, regulations, and environment in which the mine operates.

Decommissioning liabilities are recognized at the time an environmental disturbance occurs and are measured at the Company’s best estimate of the expected future cash flows required to reclaim the disturbance for each operation, which are adjusted to reflect inflation, and discounted to their present value. When the liability is initially recognized, the present value of the estimated costs is capitalized by increasing the carrying amount of the related assets to the extent that it was incurred as a result of the development/construction of the asset. Additional disturbances that arise due to further development/construction are recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. Costs incurred in relation to accrued rehabilitation obligations are applied against the restoration provision in the period in which such costs are incurred. Costs related to the restoration of site damage (subsequent to the start of commercial production) that occurs on an ongoing basis during production are provided for and recognized in profit or loss as extraction progresses.

Fair value measurement

3.15Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories (IAS 2) or value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

Goods and services tax

3.16Goods and services tax

Revenues, expenses and assets are recognized net of the amount of goods and services tax (“GST”), except:

●	where the amount of GST incurred is not recoverable from the taxation authority, it is recognized as part of the cost of acquisition of an asset or as part of an item of expense; or
●	for receivables and payables which are recognized inclusive of GST.
3.	Material accounting policy information (continued)

3.16Goods and services tax (continued)

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the consolidated statement of cash flows on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified as operating cash flows.

Contingencies

3.17Contingencies

By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. Such contingencies include, but are not limited to environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments.

When a loss is considered probable and reasonably estimable, a liability is recorded in the amount of the best estimate for the ultimate loss. The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of loss may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency.

It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.

New and amended standards adopted by the Group

3.18New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for its annual reporting period commencing 1 January 2024:

●Classification of Liabilities as Current or Non-current (Amendments to IAS 1);
●Non-current Liabilities with Covenants (Amendments to IAS 1);
●Lease Liability in a Sale and Leaseback (Amendments to IFRS 16); and
●Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7).

The amendments listed above did not have any material impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

New standards and interpretations not yet adopted

3.19New standards and interpretations not yet adopted

Certain new accounting standards and amendments to accounting standards have been published that are relevant to the Group but not mandatory for 31 December 2024 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and amendments is set out below:

●	Lack of Exchangeability (Amendments to IAS 21) - effective for annual periods beginning on or after 1 January 2025

The amendment is expected to help entities to determine whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not. MAC does not expect these amendments to have a material impact on its operations or consolidated financial statements.

3.Material accounting policy information (continued)

3.19New standards and interpretations not yet adopted (continued)

●	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) - effective for annual periods beginning on or after 1 January 2026

These amendments:

o	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
o	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
o	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
o	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

MAC does not expect these amendments to have a material impact on its operations or consolidated financial statements.

●	IFRS 18 Presentation and Disclosure in Financial Statements - effective for annual periods beginning on or after 1 January 2027

IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.

Management is currently assessing the detailed implications of applying the new standard on the Group’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified:

o	although the adoption of IFRS 18 will have no impact on the Group’s net profit, it is expected that grouping of items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported. From the high-level impact assessment that the group has performed, the following items might potentially impact operating profit:
-	Foreign exchange differences currently aggregated in the line item ‘finance cost’ might need to be disaggregated, with some foreign exchange gains or losses presented above operating profit.
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IFRS 18 has specific requirements on the category in which derivative gains or losses are recognized – which is the same category as the income and expenses affected by the risk that the derivative is used to manage. The Group currently recognizes these gains or losses in finance income and costs, there might be a change to where these gains or losses are recognized, and the Group is currently evaluating the need for change.

o	the line items presented on the primary financial statements might change as a result of the application of the concept of ‘useful structured summary’ and the enhanced principles on aggregation and disaggregation;
o	no significant change in the information that is currently disclosed in the notes is expected because the requirement to disclose material information remains unchanged; however, the way in which the information is grouped might change as a result of the aggregation/disaggregation principle. In addition, there will be significant new disclosures required for management-defined performance measures and a break-down of the nature of expenses for line items presented by function in the operating category of the statement of profit or loss; and

3.Material accounting policy information (continued)

3.19New standards and interpretations not yet adopted (continued)

o	From a cash flow statement perspective, there will be changes to how interest received and interest paid are presented. Interest paid will be presented as financing cash flows and interest received as investing cash flows, which is a change from current presentation as part of operating cash flows.

MAC will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18.